Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 4,246,478,172	$ 2,840,980,724	$ 2,677,361,424
Financing Cash Flows, From	1,352,584,103	713,226,953	485,427,458
Financing Cash Flows, Used	(1,754,668,990)	(46,035,533)	(160,610,656)
Financing Cash Flows, Interest paid	(186,961,822)	(142,891,300)	(139,251,404)
Financing Cash Flows, Total	(589,046,709)	524,300,120	185,565,398
Non-Cash Changes, Acquisition of subsidiaries	(1,450,648)
Non-Cash Changes, Changes in fair value	(24,607,526)	10,773,826	6,156,163
Non-Cash Changes, Foreign exchange differences	98,319,122	624,726,300	(170,132,567)
Non-Cash Changes, Financial costs	203,799,948	148,480,238	138,578,899
Non-Cash Changes, New leases	61,996,854	97,937,192	2,704,926
Non-Cash Changes, Other changes	(761,599)	(720,228)	746,481
Ending Balance	3,994,727,614	4,246,478,172	2,840,980,724
Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	881,659,765	157,573,676	158,284,616
Financing Cash Flows, From	1,050,888,015	417,253,000	199,395
Financing Cash Flows, Used	(1,711,034,741)	(33,736,628)	(150,878,247)
Financing Cash Flows, Interest paid	(182,171,676)	(142,046,785)	(137,759,315)
Financing Cash Flows, Total	(842,318,402)	241,469,587	(288,438,167)
Non-Cash Changes, Changes in fair value		(1,923,185)	(1,893,193)
Non-Cash Changes, Foreign exchange differences	53,561,223	114,041,146	3,280,020
Non-Cash Changes, Financial costs	192,928,894	138,755,531	133,794,543
Non-Cash Changes, Other changes	199,101,144	231,743,010	152,545,857
Ending Balance	484,932,624	881,659,765	157,573,676
Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	3,241,250,805	2,648,032,219	2,470,532,068
Financing Cash Flows, From	263,892,100	293,819,500	484,520,001
Financing Cash Flows, Used	(37,020,850)	(6,238,340)	(4,791,827)
Financing Cash Flows, Total	226,871,250	287,581,160	479,728,174
Non-Cash Changes, Changes in fair value	(792,940)	16,329,103	12,628,182
Non-Cash Changes, Foreign exchange differences	58,670,485	513,617,504	(165,703,734)
Non-Cash Changes, Financial costs	4,081,277	7,763,806	2,646,905
Non-Cash Changes, Other changes	(199,180,908)	(232,072,987)	(151,799,376)
Ending Balance	3,330,899,969	3,241,250,805	2,648,032,219
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	159,662,077	51,865,519	53,407,689
Financing Cash Flows, Used	(6,613,399)	(6,060,565)	(4,940,582)
Financing Cash Flows, Interest paid	(4,790,146)	(844,515)	(1,492,089)
Financing Cash Flows, Total	(11,403,545)	(6,905,080)	(6,432,671)
Non-Cash Changes, Acquisition of subsidiaries	(1,450,648)
Non-Cash Changes, Foreign exchange differences	20,751,687	15,193,796	48,124
Non-Cash Changes, Financial costs	6,810,965	1,960,901	2,137,451
Non-Cash Changes, New leases	61,996,854	97,937,192	2,704,926
Non-Cash Changes, Other changes	(681,835)	(390,251)
Ending Balance	235,685,555	159,662,077	51,865,519
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(36,094,475)	(16,490,690)	(4,862,949)
Financing Cash Flows, From	37,803,988	2,154,453	708,062
Financing Cash Flows, Total	37,803,988	2,154,453	708,062
Non-Cash Changes, Changes in fair value	(23,814,586)	(3,632,092)	(4,578,826)
Non-Cash Changes, Foreign exchange differences	(34,664,273)	(18,126,146)	(7,756,977)
Non-Cash Changes, Financial costs	(21,188)
Ending Balance	$ (56,790,534)	$ (36,094,475)	$ (16,490,690)